Mandatorily redeemable Series C preferred shares (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Dividend and Redemption Payments

Estimated dividend payments due in the next five years and dividend and redemption payments thereafter are:
2017	$908
2018	1,068
2019	1,282
2020	1,344
2021	1,364
Thereafter to 2031	17,150
Redemption amount	5,340
28,456
Less amounts representing interest	(9,996)
18,460
Less current portion	(908)
$17,552